New Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS
The following tables present Accounting Standards Updates (ASUs) issued by the Financial Accounting Standards Board that are applicable to Hydro One:
Recently Adopted Accounting Guidance

ASU	Date issued	Description	Effective date	Anticipated impact on Hydro One
2016-06	March 2016	Contingent call (put) options that are assessed to accelerate the payment of principal on debt instruments need to meet the criteria of being “clearly and closely related” to their debt hosts.	January 1, 2017	No impact upon adoption
Recently Issued Accounting Guidance Not Yet Adopted

ASU	Date issued	Description	Effective date	Anticipated impact on Hydro One
2014-09 2015-14 2016-08 2016-10 2016-12 2016-20 2017-05 2017-10 2017-13 2017-14	May 2014 – November 2017
ASU 2014-09 was issued in May 2014 and provides guidance on revenue recognition relating to the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. ASU 2015-14 deferred the effective date of ASU 2014-09 by one year. Additional ASUs were issued in 2016 and 2017 that simplify transition and provide clarity on certain aspects of the new standard.
			January 1, 2018	Hydro One has completed the review of all its revenue streams and has concluded that there will be no material impact upon adoption.
2016-02 2018-01	February 2016 – January 2018
Lessees are required to recognize the rights and obligations resulting from operating leases as assets (right to use the underlying asset for the term of the lease) and liabilities (obligation to make future lease payments) on the balance sheet. ASU 2018-01 permits an entity to elect an optional practical expedient to not evaluate under Topic 842 land easements that exist or expired before the entity's adoption of Topic 842 and that were not previously accounted for as leases under Topic 840.
January 1, 2019
An initial assessment is currently underway encompassing a review of existing leases, which will be followed by a review of relevant contracts. No quantitative determination has been made at this time. The Company is on track for implementation of this standard by the effective date.

2016-15	August 2016	The amendments provide guidance for eight specific cash flow issues with the objective of reducing the existing diversity in practice.	January 1, 2018	No material impact
2017-01	January 2017	The amendment clarifies the definition of a business and provides additional guidance on evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses.	January 1, 2018	No material impact
2017-04	January 2017	The amendment removes the second step of the current two-step goodwill impairment test to simplify the process of testing goodwill.	January 1, 2020	Under assessment
2017-07	March 2017
Service cost components of net benefit cost associated with defined benefit plans are required to be reported in the same line as other compensation costs arising from services rendered by the Company’s employees. All other components of net benefit cost are to be presented in the income statement separately from the service cost component. Only the service cost component is eligible for capitalization where applicable.
			January 1, 2018	Hydro One has applied for a regulatory deferral account to maintain the capitalization of OPEB related costs. As such, there will be no material impact.
2017-09	May 2017	Changes to the terms or conditions of a share-based payment award will require an entity to apply modified accounting unless the modified award meets all conditions stipulated in this ASU.	January 1, 2018	No impact
2017-11	July 2017
When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity's own stock.
			January 1, 2019	Under assessment
2017-12	August 2017
Amendments will better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.
			January 1, 2019	Under assessment